Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of December 31, 2023 and 2022, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2022	951,486,189		13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	3,811,116,522
Acquisitions	40,285,196		1,541,647	5,773,938	32,895,095	1,011,404	3,070,302	1,625,384	5,174,068	256,362,994	8,494,138	356,234,166
Reclassifications	44,338,725		—	2,137,001	1,972,298	410,847	2,859,195	(2,483,052)	(4,580,377)	4,805,227	—	49,459,864
Capitalization	30,301,243		—	13,363,116	71,078,360	2,330,895	3,353,495	3,449,069	1,136,196	(125,429,126)	416,752	—
Disposals	(6,351,833)		(249,248)	(22,967,437)	(7,500,609)	(71,787)	(4,804,995)	(560,452)	(706,237)	(3,646,240)	(402,694)	(47,261,532)
Translation effect	(6,222,641)		—	(98,865)	—	(527,227)	—	(531,847)	(260,670)	(11,502,781)	(148,894)	(19,292,925)
Balances as of December 31, 2022	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	4,150,256,095
Acquisitions (2)	24,218,720		5,271,100	4,266,300	36,368,940	24,280	2,164,860	2,564,910	3,447,500	249,698,512	140,930	328,166,052
Reclassifications	3,396,480		—	103,670	2,967,760	(197,220)	(2,648,540)	(246,280)	1,000	3,855,890	—	7,232,760
Capitalization	15,580,570		—	15,121,590	71,789,810	1,739,570	7,966,840	1,119,100	883,390	(114,200,870)	—	—
Disposals	(8,316,930)		(1,198,300)	(21,457,210)	(2,321,630)	(52,680)	(2,587,350)	(611,940)	(78,490)	(1,360,990)	(37,300)	(38,022,820)
Translation effect	(17,728,270)		—	(273,420)	—	(1,423,660)	—	(90,310)	(562,380)	(31,513,360)	(340,630)	(51,932,030)
Balances as of December 31, 2023	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	4,395,700,057
Accumulated depreciation and amortization
Balances as of January 1, 2022	(682,489,735)		(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	(2,536,583,915)
Depreciation and amortization	(37,384,421)		(547,660)	(15,409,615)	(65,167,740)	(1,830,509)	(15,680,102)	(2,852,884)	(898,884)	—	—	(139,771,815)
Reclassifications	(42,182,309)		—	(2,841,608)	(760,459)	(410,767)	(3,870,692)	734,738	(150,676)	21,909	—	(49,459,864)
(Impairment)	(108,615,658)		—	(31,883,718)	(41,479,729)	(23,573)	(33,606,850)	(18,121)	(4,244)	(1,937,358)	—	(217,569,251)
Reversal of impairment	73,048,067		—	11,943,309	25,541,788	—	20,099,267	—	—	3,398,799	—	134,031,230
Disposals	4,535,971		235,584	10,140,565	4,631,085	67,940	2,940,843	549,592	436,631	—	—	23,538,211
Translation effect	3,644,232		—	46,887	—	256,458	—	349,479	13,103	—	—	4,310,159
Balances as of December 31, 2022	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	(2,781,505,245)
Depreciation and amortization	(33,219,850)		(714,350)	(12,824,020)	(73,618,580)	(1,858,330)	(12,164,310)	(1,645,720)	(1,510,116)	—	—	(137,555,276)
Reclassifications	45,407,770		—	(46,118,320)	(6,926,040)	327,930	109,160	(12,330)	74,390	(95,320)	—	(7,232,760)
(Impairment)	(45,202,986)		—	(22,452,490)	(55,380,990)	—	(26,134,930)	—	—	(4,808,840)	—	(153,980,236)
Reversal of impairment	19,244,900		—	18,153,170	52,926,380	23,570	29,485,650	10,100	33,078	5,305,870	—	125,182,718
Disposals	7,510,670		411,410	18,624,270	1,216,350	41,730	2,064,410	587,800	55,608	—	—	30,512,248
Translation effect	10,150,720		—	196,130	—	693,390	—	57,640	102,780	—	—	11,200,660
Balances as of December 31, 2023	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	(2,913,377,891)
Wells, pipelines, properties, plant and equipment—net as of December 31, 2022	Ps.	264,393,026	8,247,351	229,242,117	326,301,631	26,069,216	126,171,120	4,877,254	13,633,385	316,690,455	53,125,295	1,368,750,850
Wells, pipelines, properties, plant and equipment—net as of December 31, 2023	Ps.	285,434,820	12,017,211	182,581,787	353,323,631	25,387,796	124,426,910	6,610,224	16,080,145	423,571,347	52,888,295	1,482,322,166
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—
(1)Mainly wells, pipelines and plants.
(2)On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, consisting mainly of plants. This amount includes assets acquired through a business combination (see Note 12).
A.As of December 31, 2023, 2022 and 2021, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 4,676,577, Ps. 4,580,836 and Ps. 3,106,007, respectively. Financing cost rates during 2023, 2022 and 2021 were 6.47% to 7.62%, 5.40% to 7.80% and 6.10% to 7.05%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2023, 2022 and 2021, recognized in operating costs and expenses, was Ps. 137,555,276, Ps. 139,771,815 and Ps. 133,431,365, respectively. These figures include Ps. 115,208,527, Ps. 113,656,994 and Ps.108,509,633 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2023, 2022 and 2021 of Ps. 137,685, Ps. 224,327 and Ps. 143,779, respectively.
C.As of December 31, 2023 and 2022, provisions relating to future plugging of wells costs amounted to Ps. 61,117,106 and Ps. 66,699,388, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).
D.As of December 31, 2023, 2022 and 2021, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 14,306,298, Ps. 10,630,314 and Ps. 15,608,296, respectively (see Note 14).
E.As of December 31, 2023, 2022 and 2021, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (40,731,370), Ps. (14,982,766) and Ps. 2,477,528, respectively, which was mainly plant.
F.As of December 31, 2023, 2022 and 2021, PEMEX recognized a net impairment of Ps. (28,797,518), Ps. (83,538,021) and Ps. (1,210,595), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2023		2022		2021
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(25,568,713)	Ps.	(25,615,351)	Ps.	(32,153,192)
Pemex Exploration and Production	(2,353,077)		(60,438,070)		34,562,831
Pemex Logistics	(612,906)		2,121,045		(3,161,108)
MGAS	(191,786)		394,355		(176,674)
SUS	(71,036)		—		—
Gas Bienestar	—		—		(282,452)
(Impairment) reversal of impairment, net	Ps.	(28,797,518)	Ps.	(83,538,021)	Ps.	(1,210,595)
Cash-Generating Unit of Pemex Exploration and Production
As of December 31, 2023, 2022 and 2021, Pemex Exploration and Production recognized a net impairment, net impairment and net reversal of impairment of Ps. (2,353,077), Ps. (60,438,070), and Ps. 34,562,831, respectively, shown by GCUs as follows:

	2023		2022		2021
Aceite Terciario del Golfo	(16,192,262)		(2,870,820)		13,493,508
Burgos	(10,631,921)		10,447,135		(12,517,196)
Tsimin Xux	(9,532,221)		2,268,459		(4,600,480)
Ogarrio Magallanes	(6,973,649)		530,061		(530,061)
Arenque	(1,705,447)		—		803,257
Misión (CEE)	(458,354)		200,830		(908,043)
Lakach	(423,347)		(648,846)		(705,781)
Poza Rica	(397,084)		—		—
Ébano (CEE)	—		1,298,911		(1,281,396)
Cuenca de Macuspana	837,460		(281,770)		38,939
Cárdenas-Mora	1,150,448		(1,150,448)		—
Crudo Ligero Marino	1,420,120		—		20,238,977
Santuario El Golpe	1,454,789		(1,454,789)		—
Tamaulipas Constituciones	1,710,627		(2,333,354)		684,766
Ixtal - Manik	6,042,806		(6,042,806)		481,673
Chuc	6,445,006		(6,517,953)		26,962,488
Antonio J. Bermúdez	9,724,991		(5,510,789)		(1,815,596)
Cantarell	15,174,961		(48,371,891)		(5,782,224)
Total	Ps.	(2,353,077)	Ps.	(60,438,070)	Ps.	34,562,831

As of December 31, 2023, Pemex Exploration and Production recognized a net impairment of Ps. (2,353,077) mainly due to:(i) the negative effect of Ps.64,145,752 due to increase in cost and expenses mainly in the Aceite Terciario del Golfo, Burgos, Tsimin Xux and Ogarrio Sánchez CGUs, (ii) the negative effect due to an exchange rate of Ps. 47,149,878, from Ps. 19.4143 = U.S.$1.00 as of December 31, 2022, to Ps. 16.9220 = U.S.$1.00 as of December 31, 2023; and (iii) an increase in the discount rate of Ps. 23,731,588, from 9.31% in December 31, 2022 to 9.93% in December 31, 2023. These effects were partially offset by (i) an increase in crude oil prices and condensate products, generating a positive effect of Ps. 73,989,335 mainly in the Cantarell, Tamaulipas Constituciones and Crudo Ligero Marino CGUs; (ii) an increase in production profiles volume in the barrel of crude oil equivalent generating a positive effect of 45,517,214, mainly in the Antonio J. Bermúdez, Crudo Ligero Marino, Chuc, Ogarrio Sánchez, Ixtal Manik and Tamaulipas Constituciones CGUs; and (iii) a positive tax effect of Ps. 13,167,592, due to a lower tax base motivated by increases in cost and expenses at the Aceite Terciario del Golfo, Burgos and Tsimin Xux CGUs.
As of December 31, 2022, Pemex Exploration and Production recognized a net impairment of Ps. (60,438,070) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. 258,263,054, of which Ps. 160,892,540 are from the Cantarell CGU, Aceite Terciario del Golfo (“ATG”), Ixtal Manik, Antonio J. Bermúdez and Chuc CGUs; and (ii) the negative effect due to an exchange rate of Ps. 17,568,491, from Ps. 20.5835 = U.S.$1.00 as of December 31, 2021, to Ps. 19.4143 = U.S.$1.00 as of December 31, 2022. These effects were partially offset by (i) an increase in crude oil prices, generating a positive effect of Ps. 157,896,123 mainly Burgos, Ogarrio Magallanes and Crudo Ligero Marino CGUs; (ii) an increase in the discount rate of Ps. 52,553,703, from 6.89% in 2021 to 9.31% in 2022, due to the increase in the debt component in the Weighted Average Cost of Capital ("WAAC") derived from the rise in global interest rates, which impacted PEMEX's benchmark rates that oil and gas industry uses to determine these discount rates, mainly in the Cantarell CGU due to the 30.5% reduction in proved reserves as of January 31, 2023, from 683.83 MMBPCE as of December 31, 2021 to 474.96 MMBPCE as of December 31, 2022; and (iii) a positive tax effect of Ps. 4,943,649, due to lower income in proved reserves as of January 1, 2023 mainly in the Cantarell, ATG and Ixtal Maniak CGUs.
As of December 31, 2021, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 34,562,831 mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 143,823,094 mainly in ATG, Chuc, Crudo Ligero Marino and Ixtal Manik CGUs; (ii) the positive effect due to an exchange rate of Ps. 13,361,080, from Ps. 19.9478 = U.S.$1.00 as of December 31, 2020, to Ps. 20.5835 = U.S.$1.00 as of December 31, 2021; and (iii) a slight positive effect in the discount rate of Ps. 624,875, or in percentage terms, from 6.23% in 2020 to 6.89% in 2021. These effects were partially offset by (i) a decrease in production profiles volume in the barrel of crude oil equivalent of Ps. 34,944,968 and higher transportation and distribution costs of Ps. 67,992,525 mainly in Cantarell, Burgos, Antonio J. Bermúdez and Macuspana, CGUs; (ii) an increase in proven reserves in the new Ixachi, Quesqui, Xikin, Jaatsul, Cheek, Uchbal, TetL, Teekit, Suuk, Pokche and Mulach fields; (iii) a negative tax effect of Ps. 18,119,284, due to higher income as a result of an increase in hydrocarbon prices, exchange rate and an increase in the discount rate with respect to December 31, 2020 mainly in ATG, Chuc, Crudo Ligero Marino and Tsimin Xux CGUs; and (iv) an impairment of Ps. 2,189,440 in Exploration and Extraction Contracts for Misión and Ébano CGUs.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2023	2022	2021
Average crude oil price	64.08 U.S.$/bl	59.37 U.S.$/bl	56.60 U.S.$/bl
Average gas price	4.79 U.S.$/mpc	4.98 U.S.$/mpc	4.66 U.S.$/mpc
Average condensates price	73.00 U.S.$/bl	64.95 U.S.$/bl	65.50 U.S.$/bl
After-tax discount rate	9.93% annual	9.31% annual	6.89% annual
Pre-tax discount rate	15.10% annual	14.27% annual	10.68% annual
For 2023, 2022 and 2021 the total forecast production, calculated with a horizon of 25 years, was 7,082 Billion barrels per day (Bbd), 7,078 Bbd and 7,341 Bbd per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of December 31, 2023, 2022 and 2021, values in use for CGU are:

	2023		2022		2021
Chuc	58,954,530		58,826,338		86,217,289
Crudo Ligero Marino	34,288,720		27,993,723		34,424,670
Ogarrio Magallanes	27,794,137		29,222,531		25,089,823
Aceite Terciario del Golfo	27,318,209		44,910,967		75,544,451
Tsimin Xux	26,234,797		42,487,962		29,336,464
Antonio J. Bermúdez	23,434,323		10,090,851		18,666,302
Cantarell	19,852,385		—		54,669,897
Ixtal - Manik	14,311,152		10,377,668		23,071,621
Poza Rica	6,089,496		8,212,280		—
Tamaulipas Constituciones	4,799,796		3,000,177		5,878,883
Ébano (CEE)	4,690,690		4,857,880		—
Santuario El Golpe	3,640,552		—		17,225,366
Cárdenas-Mora	3,105,129		—		4,893,697
Arenque	2,629,121		5,307,805		5,920,659
Burgos	2,611,157		13,254,788		4,403,791
Cuenca de Macuspana	612,773		82,209		722,874
Total	Ps.	260,366,967	Ps.	258,625,179	Ps.	386,065,787
Cash-Generating Units of Pemex Industrial Transformation
As of December 31, 2023, 2022 and 2021, Pemex Industrial Transformation recognized a net impairment of Ps. (25,568,713), Ps. (25,615,351) and Ps. (32,153,192), respectively, shown by CGUs as follows:

	2023		2022		2021
Salamanca Refinery	5,750,279		(5,819,013)		(2,187,781)
Minatitlán Refinery	4,615,400		(17,502,044)		(4,678,358)
Madero Refinery	(10,125,589)		5,244,262		(13,216,073)
Nuevo Pemex Gas Processor Complex	(8,282,116)		—		—
Cosoleacaque Petrochemical Complex	(5,096,027)		630,486		(726,631)
Cactus Gas Processor Complex	(4,592,823)		—		—
Morelos Petrochemical Complex	(3,093,360)		(7,512,584)		365,522
Coatzacoalcos Gas Processor Complex	(2,051,842)		—		—
Cangrejera Ethylene Complex	(771,161)		—		—
Poza Rica Gas Processor Complex	(646,813)		(3,656,338)		—
La Venta Gas Processor Complex	(541,766)		—		—
Matapionche Gas Processor Complex	(498,212)		—		—
Arenque Gas Processor Complex	(159,571)		(199,943)		—
Cangrejera Petrochemical Complex	(61,296)		(6,419,084)		(1,115)
Tula Refinery	(13,816)		9,757,714		(6,446,357)
Pajaritos Petrochemical Complex	—		31,596		195,834
Salina Cruz Refinery	—		(101,943)		(3,263,118)
Cadereyta Refinery	—		(68,460)		(2,195,115)
Total	Ps.	(25,568,713)	Ps.	(25,615,351)	Ps.	(32,153,192)
As of December 31, 2023, the net impairment of Ps.(25,568,713) was due to a decrease in the exchange rate used in the projected cash-flows from Ps. 19.4143 = U.S.$1.00 as of December 31, 2022 to Ps. 16.9220 = U.S. $1.00 as of December 31, 2023. These effects were partially offset by a slight decrease in the discount rate of CGUs of refined products from 14.16% as of December 31, 2022 to 13.68% as of December 31, 2023.
As of December 31, 2022, the net impairment of Ps.(25,615,351) was mainly due to: (i) the negative effect due to an exchange rate, from Ps. 20.5835 = U.S.$1.00 as of December 31, 2021, to Ps. 19.4143 = U.S.$1.00 as of December 31, 2022, and (ii) a negative effect in the discount rate, from 9.45% in 2021 to 14.16% in 2022; and (iii) a projected decrease in revenues.
As of December 31, 2021, the net impairment of Ps.(32,153,192) was mainly the result of the following factors: (i) the inability to achieve the projected production rate due to operational issues; (ii) the Ultra-Low Sulfur Gasoline (ULSG) and Ultra-Low Sulfur Diesel (ULSD) projects have not received any resources for their continuation and no provision is made for the continuation of these works within the approved budget for 2022; and (iii) the total impairment in the Madero Refinery due to high operating costs and expenses. These effects were partially offset by (i) a projected increase in revenues due to the increase in sales prices for secondary petrochemical CGUs; (ii) an increase in the exchange rate of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S.$1.00 as of December 31, 2020, to Ps. 20.5835 = U.S.$1.00 as of December 31, 2021; and (iii) a decrease in the discount rate from 10.83% in 2020 to 9.45% in 2021.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022
	Refining			Gas			Petrochemicals			Ethylene			Fertilizers
Average crude oil Price (U.S.$)	105.5	68.79	60.4	N.A.			N.A.			N.A.			N.A
Processed volume (1)	993 mbd	909 mbd	891 mbd	3,201 mmpcd of humid gas	2,061 mmpcd of humid gas	2,148 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$16.9220	$19.4143	$20.5835	$16.9220	$19.4143	$20.5835	$16.9220	19.4143	$20.5835	$16.9220	19.4143	$20.5835	$16.9220	$19.4143
Useful lives of the cash-generating units (year average)	12	12	11	6	7	7	5	5	6	5	5	5	5	4
Pre-tax discount rate	13.68%	14.16%	9.45%	12.25%	13.20%	10.15%	10.31%	10.73%	8.63%	10.31%	10.73%	8.63%	13.25%	13.25%
Period (2)	2024-2035	2024 - 2035	2022 - 2033	2024 - 2029	2024 - 2029	2022 - 2028	2024-2027	2024 - 2027	2022 - 2027	2024-2028	2023 - 2027	2020 - 2026	2024-2028	2024 - 2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2023, 2022 and 2021, the value in use for the impairment of fixed assets was as follows:

	2023		2022		2021
Salamanca Refinery	52,973,936		17,799,786		51,998,803
Salina Cruz Refinery	51,877,280		49,725,087		31,909,325
Cadereyta Refinery	49,608,678		48,191,707		39,432,148
Tula Refinery	46,202,340		48,695,398		39,815,742
Madero Refinery	14,453,809		10,279,749		—
Ciudad Pemex Gas Processor Complex	13,566,516		—		—
Cangrejera Ethylene Processor Complex	8,758,887		—		—
Nuevo Pemex Gas Processor Complex	8,412,828		31,708,026		—
Cactus Gas Processor Complex	7,412,437		—		—
Independencia Petrochemical Complex	4,382,873		—		—
Minatitlán Refinery	4,184,019		4,061,210		20,545,810
Burgos Gas Processor Complex	1,972,249
Coatzacoalcos Gas Processor Complex	1,764,690		—		—
Cosoleacaque Petrochemical Complex	1,502,395		1,974,484		625,255
La Venta Gas Processor Complex	1,471,999		—		—
Morelos Ethylene Processor Complex	923,623		—		7,903,064
Arenque Gas Processor Complex	—		105,610		—
Total	Ps.	269,468,559	Ps.	212,541,057	Ps.	192,230,147
Cash-Generating Units of Pemex Logistics
As of December 31, 2023, 2022 and 2021, Pemex Logistics recognized a net impairment, a net reversal of impairment and a net impairment of Ps. (612,906), Ps. 2,121,045 and Ps. (3,161,108), respectively show by CGU as follows:
The net (impairment), reversal of impairment was in the following CGUs:

	2023		2022		2021
Storage terminals	Ps.	(582,923)	Ps.	—	Ps.	—
Construction in progress	(58,816)		2,121,045		(2,927,035)
Land and transport (white pipelines)	28,833		—		(234,073)
(Impairment) reversal of impairment , net	Ps.	(612,906)	Ps.	2,121,045	Ps.	(3,161,108)

	As of December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	Pipelines			Landing transport			Vessel
Discount rate	14.80%	12.73%	12.57%	14.80%	12.73%	12.57%	14.80%	12.73%	12.57%
Useful life	19	19	20	0	2	3	15	16	17

As of December 31, 2023, Pemex Logistics recognized an impairment of Ps. (612,906) due to: (i) a decrease in the projected revenue in the cash flows of the storage terminals CGU, resulting from an expected increase in expenses and (ii) an increase in the discount rate to project future cash flows from 12.73% in 2022 to 14.80% in 2023.
As of December 31, 2022, Pemex Logistics recognized a net reversal of impairment of Ps. 2,121,045 due to: (i) the capitalization of some work in progress, and (ii) an increase in the discount rate to project future cash flows from 12.57% in 2021 to 12.73% in 2022.
As of December 31, 2021, Pemex Logistics recognized a net impairment of Ps. (3,161,108), due to: (i) an impairment in some works in progress, for which a reservation was estimated due to the economic adjustments that PEMEX presents for these projects and (ii) an increase in the discount rate to project future cash flows from 11.97% in 2020 to 12.57% in 2021.
CGU in Pemex Logistics are pipelines and transport equipment.
The recoverable amounts of the assets as of December 31, 2023, 2022 and 2021, corresponding to the discounted cash flows at the rate of 14.80%, 12.73% and 12.57%, respectively, as follows:

	2023		2022	2021
TAD, TDGL, TOMS (Storage terminals)	Ps.	69,078,019	66,431,256	76,522,522
Pipelines	—		43,707,101	113,847,249
Primary logistics	111,366,873		74,294,282	72,281,553
Total	Ps.	180,444,892	184,432,639	262,651,324

G.PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (“EECs”). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the Comisión Nacional de Hidrocarburos (“National Hydrocarbons Commission” or “CNH”) and are classified into:
a.Production-sharing contracts;
b.Profit-sharing contracts;
c.License agreements; and
d.Service contracts.
Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.
EECs as of December 31, 2023 are:
a.Production-sharing contracts:
The object of the production-sharing contracts is the execution of oil activities under shared production contracts among Mexico through the Mexican Government via the CNH and Pemex Exploration and Production (as contractor), for the contractual area and the sharing of costs, risks, and terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry receiving, in exchange, benefits in favor of the contractor.
I.Production contracts without a partner
•Hydrocarbons Exploration and Extraction Contract for Block 29, Cuenca del Sureste, in which Pemex Exploration and Production owns 100% of the project.
•Hydrocarbon Extraction Contract for the Ek-Balam (shallow water) Block. Pemex Exploration and Production owns 100% of this contractual area.
II.Production contracts in consortium
•Exploration and Extraction Contract related to Block 2 Tampico Misantla, pursuant to a consortium formed by Pemex Exploration and Production and Deutsche Erdoel AG (“DEA”) and Compañía Española de Petróleos, S. A. U., (jointly liable). The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and the sharing of costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry, receiving in exchange, benefits in favor of the contractor. Pemex Exploration and Production and DEA each have a 50% interest in this contractual area. Pemex Exploration and Production is the operator under this contract.
•Exploration and Extraction Contract, related to Block 8 Cuencas del Sureste, pursuant to a consortium formed by Pemex Exploration and Production, EPC Hidrocarburos México, S. A. de C. V. (EPC). and Ecopetrol Global Energy, S. L. U. (jointly liable). Pemex Exploration and Production was designated by all the participating companies and with the approval of the CNH as the operator of this contract and all operational aspects of the petroleum activities will be carried out only by the operator on behalf of all participating companies. Pemex Exploration and Production and EPC each have a 50% interest in this contractual area.
•Exploration and Extraction Contract, related to Block 16, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.
•Exploration and Extraction Contract, related to Block 17, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, Deutsche Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.
•Exploration and Extraction Contract, related to Block 18, Tampico Misantla, in which Pemex Exploration and Production owns 100% of this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 32, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. (as partner). Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 33, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 35, Cuenca del Sureste, by Shell Exploración y Extracción de México, S.A. de C.V (as operator) and Pemex Exploration and Production. Shell Exploración y Extracción de México, S.A. de C.V. and Pemex Exploration each have a 50% interest in this contractual area.
•Exploration and Extraction Contract, related to the Santuario El Golpe Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Petrofac México, S.A. de C.V. (PETROFAC), as operator. Pemex Exploration and Production owns 64% of this contractual area and PETROFAC owns 36%.
•Exploration and Extraction Contract, related to the Misión Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Servicios Múltiples de Burgos, S.A. de C.V. (as operator). Pemex Exploration and Production owns 51% of this contractual area and Servicios Múltiples de Burgos, S.A. de C.V. owns 49%.
•Exploration and Extraction Contract, related to Ébano Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner), DS Servicios Petroleros, S.A. de C.V. (as operator) and D&S Petroleum S.A. de C.V. (as partner). Pemex Exploration and Production owns 45% of this contractual area, Servicios Múltiples de Burgos owns 54.99%, while D&S Petroleum S.A. de C.V. owns 0.01%.
b.License contracts
The nature of the contract relationship is the execution of oil activities, under the license contracting modality, under which the contractor is granted the right to explore and extract at its exclusive cost and risk hydrocarbons owned by the Mexican nation, who must comply with the obligations arising from the contract in the name and representation of each of the signatory companies in the contractual area in accordance with the applicable regulations, industry best practices and the terms and conditions of the contract. The contractor shall be entitled to payment for hydrocarbons produced, in accordance with the terms of the contracts, and after payments to the Mexican Government are made.
I.License contracts without association
•Hydrocarbons Exploration and Extraction Contract for Block 5, Plegado Perdido, in which Pemex Exploration and Production owns 100% of the project.
•Hydrocarbons Exploration and Extraction Contract for Block 18, Cordilleras Mexicanas, in which Pemex Exploration and Production owns 100% of the project.
II.License contracts in association
•Hydrocarbons Exploration and Extraction Contract for Block 3 “Plegado Perdido”, in deep waters, formed by INPEX Corporation (“INPEX”) (as partner), Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) (as operator) and Pemex Exploration and Production, (as partner). Chevron, Pemex Exploration and Production and INPEX have a 37.5%, 27.5% and 35% interest in this project, respectively, and will be jointly liable for all obligations of the contractors according to this contract regardless of their participation interest.
•Hydrocarbons Exploration and Extraction Contract for Block 2, “Plegado Perdido”, formed by Pemex Exploration and Production (as partner) and Shell Exploración y Extracción de México, S.A. de C.V. (as operator). Pemex Exploration and Production and Shell Exploración y Extracción de México, S.A. de C.V. each have a 50% interest in this project.
•Hydrocarbons Exploration and Extraction Contract for Block 22, Cuenca Salina, formed by Pemex Exploration and Production, Inpex E&P México, S.A. de C.V., (as partners), and Chevron (as operator). Chevron, Pemex Exploration and Production and Inpex E&P México, S.A. de C.V., have a 37.5%, 27.5% and 35% interest in this project, respectively.
•A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (“BHP Billiton”) for the Trión Block. BHP Billiton owns 60% of the contractual area, while Pemex Exploration and Production owns 40%, and each of the signatory companies are jointly liable for all obligations of the contractors.
•Hydrocarbons Exploration and Extraction Contract for the Cárdenas Mora Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Petrolera Cárdenas Mora, S. A. P. I. de C. V. (as operator) and Cheiron Holding Limited (jointly liable). Pemex Exploration and Production and Petrolera Cárdenas Mora, S. A. P. I. de C. V. each have a 50% of interest in this project.
•Hydrocarbons Exploration and Extraction Contract for the Ogarrio Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Deutche Erdoel México, S. de R.L. de C.V. (as operator) and DEA Deutche Erdoel, A.G. (“DEA”) (jointly liable). Pemex Exploration and Production and DEA each have a 50% interest in this project.
•Hydrocarbons Exploration and Extraction Contract for the Miquetla Block, for onshore fields, formed by Pemex Exploration and Production (as partner) and Operadora de Campos DWF, S.A. de C.V. (as operator). Pemex Exploration and Production has a 49% interest in this project while Operadora de Campos DWF, S.A. de C.V. has a 51% interest.
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above (presentation non-audited):

	Production-sharing contracts
As of /For the year ended December 31, 2023	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	14,527,269	—	—	—	—	—	—	—	—	—	1,517,251	612,224	708,905
Cost of sales	8,100,254	168,742	32,471	31,866	33,984	72,132	25,677	(26,446)	248,226	19,115	(566,046)	891,044	(1,344,846)
Gross income (loss)	6,427,015	(168,742)	(32,471)	(31,866)	(33,984)	(72,132)	(25,677)	26,446	(248,226)	(19,115)	2,083,297	(278,820)	2,053,751
Other income (loss), net	(92,791)	(30,188)	(11,655)	(46)	9	18		8,071	5,601	(21)	(50,641)	(59,806)	(72,402)
Administrative expenses	(4)	—	—	—	—	—	—	—	—	—	8,661	—	468,782
Operating income (loss)	6,334,228	(198,930)	(44,126)	(31,912)	(33,975)	(72,114)	(25,677)	34,517	(242,625)	(19,136)	2,023,995	(338,626)	1,512,567
Taxes, duties and other	6,007,509	(50,562)	(8,138)	(7,940)	(8,422)	(18,013)	13,646	13,585	(67,055)	(110)	208,777	78,594	529,911
Net income (loss)	326,719	(148,368)	(35,988)	(23,972)	(25,553)	(54,101)	(39,323)	20,932	(175,570)	(19,026)	1,815,218	(417,220)	982,656
Cash and cash equivalents	—	325,300	81,864	—	—	162,346	90,353	227,407	—	—	—	—	—
Accounts receivable	64,087,461	361,813	54,813	3,255	(14,367)	53,522	1,424,886	109,728	(192,275)	298,005	12,675,947	8,643,467	4,515,617
Total current assets	64,087,461	687,113	136,677	3,255	(14,367)	215,868	1,515,239	337,135	(192,275)	298,005	12,675,947	8,643,467	4,515,617
Wells, pipelines, properties, plant and equipment, net	44,905,927	—	—	—	—	—	—	—	—	—	1,786,701	1,422,099	604,300
Other assets	—	12,111	—	—	—	—	—	—	—	—	—	—	—
Total assets	108,993,388	699,224	136,677	3,255	(14,367)	215,868	1,515,239	337,135	(192,275)	298,005	14,462,648	10,065,566	5,119,917
Suppliers	23,451,464	(11,241)	(10,031)	78,139	79,942	738	14,423	1,007	315,696	662,077	7,048,767	4,477,005	2,478,672
Taxes and duties payable	9,491,592	(50,904)	(7,350)	(7,941)	(8,422)	(16,241)	14,671	13,658	(67,097)	(110)	133,541	48,727	494,017
Other current liabilities	4,703,923	1,287,913	536,881	53,145	41,450	555,625	1,607,130	523,541	62,729	48,402	2,222,286	1,881,509	500,595
Total liabilities	37,646,979	1,225,768	519,500	123,343	112,970	540,122	1,636,224	538,206	311,328	710,369	9,404,594	6,407,241	3,473,284
Equity (deficit), net	71,019,690	(378,176)	(346,835)	(96,116)	(101,784)	(270,153)	(81,662)	(222,003)	(328,033)	(393,338)	3,242,836	4,075,545	663,977

	License contracts
As of /For the year ended December 31, 2023	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,493,683	1,190,383	266,519
Cost of sales	25,484	83,194	148,562	158,532	64,722	(287,488)	666,153	(884,897)
Gross income (loss)	(25,484)	(83,194)	(148,562)	(158,532)	(64,722)	1,781,171	524,230	1,151,416
Other income (loss), net	4	64	—	—	—	(41,751)	(34,947)	(48,844)
Administrative expenses	(4,484)	—	—	—	—	—	107,654	(23,707)
Operating income (loss)	(20,996)	(83,130)	(148,562)	(158,532)	(64,722)	1,739,420	381,629	1,126,279
Taxes, duties and other	—	(18,630)	(34,459)	(36,845)	(14,248)	241,918	176,000	355,002
Net income (loss)	(20,996)	(64,500)	(114,103)	(121,687)	(50,474)	1,497,502	205,629	771,277
Cash and cash equivalents	—	—	16,246	16,492	—	102	—	—
Accounts receivable	5,864	76,672	69,874	40,167	277,419	9,839,474	2,568,751	1,611,498
Total current assets	5,864	76,672	86,120	56,659	277,419	9,839,576	2,568,751	1,611,498
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	1,732,156	1,411,054	(48,304)
Total assets	5,864	76,672	86,120	56,659	277,419	11,571,732	3,979,805	1,563,194
Suppliers	181,665	392,171	89,438	99,996	575,573	8,108,648	7,343,370	1,119,901
Taxes and duties payable	(4,484)	(18,630)	(28,508)	(30,493)	(14,249)	165,361	113,876	342,319
Other current liabilities	51,005	172,460	516,303	515,357	105,427	(1,417,791)	(8,042,370)	—
Total liabilities	228,186	546,001	577,233	584,860	666,751	6,856,218	(585,124)	1,462,220
Equity (deficit), net	(201,326)	(404,829)	(377,010)	(406,514)	(338,858)	3,218,012	4,359,300	(670,303)